Note 32	6 Months Ended
Jun. 30, 2025
Net Interest Income [Abstract]
Disclosure of interest income (expense) [text block]	Net interest incomeInterest and other income
The breakdown of the interest and other income recognized in the condensed consolidated income statement is as follows:

INTEREST AND OTHER INCOME. BREAKDOWN BY ORIGIN (MILLIONS OF EUROS)

	June 2025	June 2024
Financial assets designated at fair value through profit or loss	2,614	3,250
Financial assets at fair value through other comprehensive income	1,659	2,138
Financial assets at amortized cost ⁽¹⁾	23,679	24,832
Adjustments of income as a result of hedging transactions	389	339
Other income	128	120
Total	28,468	30,680
Of which: insurance activity	689	696
(1) Includes interest on demand deposits at central banks and credit institutions.
Interest expense
The breakdown of the balance under this heading in the condensed consolidated income statements is as follows:

INTEREST EXPENSE. BREAKDOWN BY ORIGIN (MILLIONS OF EUROS)

	June 2025	June 2024
Financial liabilities designated at fair value through profit or loss	2,058	2,985
Financial liabilities at amortized cost	12,975	13,470
Adjustments of expense as a result of hedging transactions	280	674
Cost attributable to pension funds	119	113
Other expense	429	445
Total	15,861	17,687
Of which: insurance activity	478	488